Shareholder Report, Line Graph (Details) 197409_Verity U.S. Treasury Fund_Investor Class_TSR Annual {Investor Class} - USD ($)			12 Months Ended
	Sep. 30, 2024	Dec. 01, 2023	Sep. 30, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Verity U.S. Treasury Fund Investor Class
Accumulated Value	$ 10,369	$ 10,000	$ 10,754
Bloomberg U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Index
Accumulated Value	10,653	10,000	$ 10,872
Bloomberg Short Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Short Treasury Total Return Index
Accumulated Value	$ 10,455	$ 10,000	$ 10,917